FAIR VALUE	12 Months Ended
Dec. 31, 2021
FAIR VALUE
FAIR VALUE

Fair values have been determined for measurement and/or disclosure requirements based on the methods below.

The Company characterizes fair value measurements using a hierarchy that prioritizes inputs depending on the degree to which they are observable. The three levels of the fair value hierarchy are as follows:

•	Level 1: fair value measurements are quoted prices (unadjusted) in active markets for identical assets or liabilities;
•	Level 2: fair value measurements are those derived from inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and
•	Level 3: fair value measurements are those derived from valuation techniques that include significant inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The following table presents the Company’s fair value hierarchy for financial assets and liabilities that are measured at fair value:

	December 31, 2021				December 31, 2020
	Carrying	Fair value measurement			Carrying	Fair value measurement
	value	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3
Financial assets:
Investments (Notes 4)	$13,386	$13,386	$-	$-	$18,425	$12,653	$5,772	$-
Mineral property investments (Note 10)	6,435	-	-	6,435	6,726	-	-	6,726
Financial liabilities:
Silver Stream derivative liability (Note 11)	26,114	-	-	26,114	13,260	-	-	13,260
Option – PC Gold (Note 6(b))	$4,347	$-	$-	$4,347	$4,410	$-	$-	$4,410

During the year ended December 31, 2021 there have been no transfers of amounts between levels in the fair value hierarchy.

The carrying values of cash and cash equivalents, current accounts receivables, and accounts payable and accrued liabilities approximated their fair values because of the short-term nature of these financial instruments. These financial instruments are classified as financial assets and liabilities at amortized cost.

The carrying value of investments (except for Treasury Metals Warrants) were based on the quoted market prices of the shares as at December 31, 2021 and was therefore considered to be Level 1. The fair value of Treasury Metals Warrants were determined using certain Level 2 inputs, as the Black-Scholes valuation model incorporates Treasury Metals’ share price volatility. The Treasury Metals Warrants were distributed to First Mining shareholders in July 2021.

The mineral property investments (First Mining’s 10% equity interest in three privately held companies that own the Duparquet Gold Project) are classified as financial assets at FVTOCI. The fair value of the mineral property investments was not based on observable market data and was therefore considered to be Level 3. The initial fair value of the mineral property investments was determined based on attributable pro-rata gold ounces for the Company’s 10% indirect interest in the Duparquet project, which formed part of the identifiable assets from the acquisition of Clifton. Subsequently, the fair value has been reassessed at each period end. Scenarios which may result in a significant change in fair value include, among others, a change in the performance of the investee, a change in the performance of comparable entities, a change in gold price, a change in the economic environment, or evidence from external transactions in the investee’s equity. During the year ended December 31, 2021, management concluded that there was a decrease in the fair value of the mineral property investments, and a fair value loss of $291,000 (December 31, 2020 - $1,329,000) was recorded (Note 10).

As the Earn‐In Agreement provides Auteco the right to earn an interest in PC Gold, rather than a direct interest in the Pickle Crow project, Auteco’s option to acquire PC Gold shares is a financial liability of First Mining. As a derivative, the Pickle Crow project option liability is classified as financial liability at FVTPL. The carrying value of the Option - Pickle Crow Gold Project is not based on observable market data and therefore is considered to be Level 3. The fair value of the Option – Pickle Crow Gold Project as at December 31, 2021 was determined by reference to the portion of the estimated fair value of PC Gold to be given up by the Company with the option for Auteco to earn an additional 10%, net of $3,000,000 proceeds to be received on exercise.

The Silver Stream was determined to be a derivative liability, which is classified as a financial liability at FVTPL. The carrying value of the derivative liability was not based on observable market data and involved complex valuation methods and was therefore considered to be Level 3.

The classification of the financial instruments as well as their carrying values as at December 31, 2021 and 2020 is shown in the table below:

At December 31, 2021
	Amortized Cost	FVTPL	FVTOCI	Total
Financial assets:
Cash and cash equivalents	$29,516	$-	$-	$29,516
Current accounts and other receivables	40	-	-	40
Investments	-	8,400	4,986	13,386
Mineral property investments	-	-	6,435	6,435
Total financial assets	$29,556	$8,400	$11,421	$49,377

Financial liabilities:
Accounts payable and accrued liabilities	$4,491	$-	$-	$4,491
Option – PC Gold	-	4,347	-	4,347
Silver Stream derivative liability	-	26,114	-	26,114
Total financial liabilities	$4,491	$30,461	$-	$34,952

At December 31, 2020
	Amortized Cost	FVTPL	FVTOCI	Total
Financial assets:
Cash and cash equivalents	$28,901	$-	$-	$28,901
Current accounts and other receivables	1,753	-	-	1,753
Investments	-	15,039	3,386	18,425
Mineral property investments	-	-	6,726	6,726
Reclamation deposit	121	-	-	121
Total financial assets	$30,775	$15,039	$10,112	$55,926

Financial liabilities:
Accounts payable and accrued liabilities	$2,013	$-	$-	$2,013
Option – PC Gold	-	4,410	-	4,410
Silver Stream derivative liability	-	13,260	-	13,260
Total financial liabilities	$2,013	$17,670	$-	$19,683